WARRANT LIABILITIES - Summary of Warrants (Details) - USD ($)					6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 18, 2024	Oct. 31, 2024	Sep. 18, 2024	Jun. 30, 2025	Dec. 31, 2024	Jan. 04, 2019
WARRANT LIABILITIES
Series A warrants liabilities	$ 1,424,932				$ 528,400	$ 1,424,932	$ 190,384
Series A Warrants
WARRANT LIABILITIES
Initial - when issuing				2,722,224		108,889
Subsequent share price change		14,291,677				571,668
Exercise of Warrants		(1,038,889)			(60,000)	(41,556)
Series A warrants liabilities	639,001				$ 579,001	$ 639,001
Initial - when issuing				$ 1,064,287		$ 1,064,287
Subsequent share price change		399,759				399,759
Exercise of Warrants		$ (89,396)			(126,180)	$ (89,396)
Loss on Series A Warrant valuations at December 31, 2024	$ 50,282				$ (770,352)	$ 50,282
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Comprehensive Income (Loss), Net of Tax, Attributable to Parent				Comprehensive Income (Loss), Net of Tax, Attributable to Parent	Comprehensive Income (Loss), Net of Tax, Attributable to Parent
Balance at December 31, 2024	$ 1,424,932				$ 528,400	$ 1,424,932
Series B Warrants
WARRANT LIABILITIES
Initial - when issuing				2,722,224		108,889
Subsequent share price change			5,835,330			233,414
Exercise of Warrants			(8,557,554)			(342,303)
Initial - when issuing				$ 722,539		$ 722,539
Subsequent share price change			43,232			43,232
Exercise of Warrants			$ (765,771)			$ (765,771)